Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Basis of Preparation

Basis of Preparation

The financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates and requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.

The financial statements are presented in the Company’s presentation currency, U.S. dollar (“USD”) which is not the functional currency of the parent company. The Group’s financial statements are presented in USD as the result of the Company’s publicly listing the ADSs in the United States. The company’s functional currency is DKK for Denmark, AUD for Australia, and USD for the United States. The financial statements have been prepared on a going concern basis using a historical cost basis. All financial assets and liabilities are measured at amortized cost unless otherwise stated.

Reclassifications of prior period presentation

Reclassifications of prior period presentation

Certain items included in the notes to prior year consolidated financial statements have been reclassified to conform to the current period’s presentation. The reclassifications are immaterial to the consolidated financial statements.

Basis of consolidation	All intra-Group assets and liabilities, equity, income, expenses, and cash flows relating to transactions between members of the Group are eliminated in full in consolidation.
Retrospective effect of share split and bonus share issuance

Retrospective effect of share split and bonus share issuance

All share and per share data, including that related to warrants, in the consolidated financial statements give retroactive effect to a 2:1 share split and a bonus issue of shares in the ratio of 17:1 of the Company’s authorized, issued and outstanding ordinary shares, which was effective on January 4, 2021, with the corresponding impacts on both share capital and share premium also retroactively recognized.

Currency translation of transactions and balances

Currency translation of transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized as financial income or financial expenses in the statements of comprehensive loss. Non-monetary items in foreign currency which are measured at cost at the statements of financial position date are translated using the exchange rates at the date of the transaction.

Translation of foreign operations

Translation of foreign operations

Assets and liabilities in the Company’s functional currency, DKK and AUD, for Denmark and Australia, respectively, are translated to the Company’s presentation currency at the exchange rate applicable on December 31 for the respective year. Income and expenses in the Company’s functional currency are translated to USD at the average exchange rate which corresponds to an approximation of the exchange rates prevailing on each individual transaction date. Translation differences arising in the translation to presentation currency are recognized in other comprehensive income.

Research and development expenses

Research and development expenses

Research and development expenses are primarily internal and external costs incurred in the development of the Company’s product candidates, including personnel costs, share-based compensation, external research and development expenses, maintenance of the Company’s patents, overhead allocation and enhancements and maintenance of the Company’s technology platforms.

The research activities are comprised of activities performed before filing an IND or equivalent and necessary pre-clinical activities for such product candidates. All research expenses are recognized in the period in which they are incurred and payments made prior to the receipt of goods or services to be used in research and development are deferred until the goods or services are received. The Company records accruals for estimated research and development costs, comprising payments for work performed by third-party contractors and others. Payments for these activities are based on the terms of the individual agreements, which may differ from the timing of the expense recognition of these costs, in which case, they are reflected in the financial statements as either prepaid- or accrued expenses.

The development activities are comprised of the activities performed following the filing of an IND or equivalent clinical-enabling activities for such product candidates, including but not limited to, research and clinical development activities. In line with industry practice, internal and subcontracted development costs are expensed as incurred. Due to regulatory uncertainties and other uncertainties inherent in the development of new products, development expenses do not qualify for capitalization as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. To date, the Company has not incurred any development costs which qualified for capitalization.

Contract Research Organizations expenses and related prepayments and accruals

Contract Research Organizations expenses and related prepayments and accruals

Substantial portions of the Company’s clinical studies are performed by third-party laboratories, medical centers, contract research organizations and other vendors (collectively, the “CROs”). The CROs generally bill monthly or quarterly for services performed. For studies, the Company accrues expenses based upon estimated percentage of work completed.

The Company’s estimates depend on the timeliness and accuracy of the data provided by the CROs regarding the status of each program and total program spending. The Company evaluates the estimates to determine if adjustments are necessary or appropriate based on information received.

CROs invoice the Company upon the occurrence of predetermined contractual or activity-based milestones; however, the timing of these invoices and the Company’s related payments often do not correspond directly to the level of performance of contracted activities. To the extent payments are made by the Company in advance of the related activities performed by the CROs, they are included in prepayments to clinical research organizations and expensed when the activities performed by the CROs. To the extent the payments are made by the Company following the performance of the related activities, the expense is accrued for as a payable to clinical research organizations.

Intellectual property

Intellectual property

The Company actively seeks to create, maintain and protect intellectual property and proprietary information and technology that is considered important to the Company’s business, which includes seeking and maintaining patents covering proprietary technology, product candidates, proprietary processes and any other inventions that are commercially and / or strategically important to the Company’s business development. These expenses are expensed as incurred and not capitalized as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. The Company has not incurred any costs that qualify for capitalization.

Income from government grants

Income from government grants

The Company receives grants for certain research and development activities. The grant income is recognized as a reduction of research and development expenses in the period in which the underlying expenditures were incurred and when there is reasonable assurance that the Company will comply with all conditions to receive the grant income. Government grants comprise direct grants and tax credits related to qualifying research and development costs in excess of the corporate tax rate. Tax credits in an amount up to the corporate tax rate are classified as income tax benefits.

General and administrative expenses

General and administrative expenses

General and administrative expenses consist primarily of fees paid to external consultants and personnel costs, including share-based compensation for the Company’s executive, finance, corporate and business development functions. In addition, general and administrative expenses also include depreciation and other expenses for the Company’s corporate headquarters as well as other allocated overhead.

Share-based payments

Share-based payments

The Company issues warrants as an incentive to employees and non-employees. The fair value of the warrants granted is recognized as an expense with a corresponding credit to accumulated deficit. The fair value is expensed over the requisite service period of the awards. The expense recognition is based on an estimate of the number of warrants expected to vest. The estimate is reassessed regularly, and on a cumulative basis, the expense is equal to the fair value of the number of warrants which actually vest.

For employees and consultants providing services similar to employees of the Company, the fair value of the equity instruments is determined at the date of grant resulting in a fixed fair value at grant date that is not adjusted for future changes in the fair value of the equity awards that may occur over the service period. The grant date is defined as the date at which the parties agree to the contractual terms.

For consultants providing other services that are not similar to employees of the Company, the transactions are measured at the fair value of the services received unless this is not reliably measurable. In such cases, the transactions are measured at fair value of the equity instruments granted at the dates when the services are provided.

Modification of warrants which are beneficial are accounted for with their incremental value or over the shorter vesting period. Non-beneficial modifications such as an extension of the vesting period are not accounted for. Consequently, the original terms are deemed to continue to exist. The Company estimates the fair value of warrants using the underlying value of the Company’s ordinary shares. Since the warrants granted before December 2020 are exercisable for nominal consideration, the warrants are valued using the fair value of the Company’s ordinary shares on grant date less the exercise consideration. Warrants granted during 2022 and 2021 are valued using a black-scholes share option pricing model. The assumptions used in calculating the fair value of share-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. The key assumption in this estimate is the fair value of the Company’s ordinary share on the warrant grant date.

Accounting for joint operations - Southern Denmark University

Accounting for joint operations – Southern Denmark University

The Company enters into agreements from time to time that may be subject to the requirements of IFRS 11, Joint Arrangements. The Company evaluates these agreements on execution and applies the requirements of the guidance. The collaboration agreement with Southern Denmark University (“SDU”) is considered a joint operation as defined in IFRS 11, with the principal place of business being Denmark. In September 2020, the Company terminated its existing agreement with SDU. For the year ended December 31, 2020, the Company recorded $0.3 million in compensation cost for SDU employees which was reported in research and development costs in the statement of comprehensive loss.

Accounting for joint operations - MSD International GmbH and MSD International Business GmbH

The Company has entered into a collaboration agreement with MSD International GmbH and MSD International Business GmbH (jointly ‘MSD’). Under the arrangement, the Company will share its clinical trial in which the Company’s compound and MSD’s compound is dosed in combination.

In determining the accounting treatment for these types of arrangements, the Company carefully evaluates the relationship between the two parties in order to determine whether the arrangement is, in substance, a collaboration arrangement between the two parties (to be accounted for in accordance with IFRS 11, Joint Arrangements), or rather, a vendor-customer contract (to be accounted for in accordance with IFRS 15, Revenue from Contracts with Customers).

Management has determined that MSD does not meet the definition of a customer under IFRS 15. Consequently, the arrangement is classified as a collaboration arrangement and is accounted for as a joint operation in accordance with IFRS 11 resulting in the recognition of the Company’s own income and expense and assets and liabilities, respectively.

Finance Income	Finance Income Finance income consists primarily of foreign currency gains, and a gain from changes in fair value of liability-classified warrants.
Finance Expense

Finance Expense

Finance expenses consists primarily of foreign currency losses, interest expense and related loan costs on the EIB Loan Agreement (as defined herein), and interest expense on leasing liabilities.

Income tax

Income tax

The income tax for the period comprises current and deferred tax, including prior-year adjustments and changes in provisions for uncertain tax positions. Tax is recognized in the statement of comprehensive loss, except to the extent that it relates to items recognized in equity.

Research and development tax credits are available to the Group under the tax laws of Denmark and Australia respectively, based on qualifying research and development spend as defined under those tax laws. Tax credits not exceeding the corporate tax rate are recognized as an income tax benefit. Tax credits in excess of the corporate tax rate are classified as government grants.

Accruals for uncertain tax positions and/or valuation of government grant receivables require management to make judgments of potential exposures. Accruals for uncertain tax positions and/or valuation of government grant receivables are measured using either the most likely amount or the expected value amount, depending on taxable amounts.

Deferred taxes

Deferred taxes

Deferred tax is measured according to the liability method on all temporary differences between the carrying amount and the tax base of assets and liabilities. Where the tax value can be determined according to alternative tax rules, deferred tax is measured on the basis of the planned use of the asset or the settlement of the obligation.

Deferred tax assets are measured at the value at which they are expected to be utilized, either through elimination against tax on future earnings or through a set-off against deferred tax liabilities. Deferred tax assets are set off within the same legal tax entity and jurisdiction.

Uncertainties exist with respect to the interpretation of complex tax regulations and the amount and timing of future taxable income. Given the complexity of existing contractual agreements, differences arising between the actual results and the assumptions made, or future changes to such assumptions could necessitate future adjustments to tax income and expenses already recorded. As at December 31, 2022 and 2021, the Company has not recognized any provisions for uncertain tax positions resulting in a risk that the deferred tax asset related to warrants is lower than disclosed.

The Company recognizes deferred income tax assets if it is probable that sufficient taxable income will be available in the future against which the temporary differences and unused tax losses can be utilized. Management has considered future taxable income in assessing whether deferred income tax assets should be recognized and has concluded that the deferred income tax assets do not meet the criteria for recognition as assets in the statements of financial position.

Tax receivables

Tax receivables

Current tax assets for the current and prior periods are measured at the amount expected to be recovered from the taxation authorities, using the tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred offering costs

EIB Loan

All loans and borrowings are classified as financial liabilities and are initially recorded at fair value less the value attributable to any separately accounted for embedded derivative. Further, considerations from the lender for other elements in the transaction are accounted for separately. After initial recognition, any such loans and borrowings are measured at amortized cost using the effective interest method, with the amortization recognized in finance costs.

In August 2020, we executed the EIB Loan Agreement, with European Investment Bank (“EIB”) for a principal amount of €20.0 million, divided into three tranches of €7.0 million, €6.0 million, and €7.0 million (the “EIB Loan”). During the year ended December 31, 2021, the Company initiated the draw of the first tranche of the EIB Loan Agreement. The Company received the proceeds from the draw of the first tranche of €7.0 million (approximately $7.8 million) on February 17, 2022. Under the EIB Loan Agreement, the EIB Loan tranche balances are due six years from their respective disbursement dates. We received the first tranche of €7.0 million (approximately $7.8 million) on February 17, 2022. The loan is initially recorded at fair value less the value attributable to any separately accounted for embedded derivative. The loan is subsequently measured at amortized cost, with the unwinding of the discount recorded in finance costs over the life of the loan.

EIB Warrants

Under the EIB Loan Agreement, EIB is entitled to an aggregate of 1,003,032 cash settled EIB Warrants with an exercise price of 1 DKK per warrant for all tranches (the “EIB Warrants”). On February 17, 2022, 351,036 EIB Warrants were issued to EIB as part of the drawdown of the first tranche of the EIB Loan. The EIB Warrants are part of the overall return to EIB on the financing arrangement and are thus accounted for in accordance with the Financial Instruments Standards (IAS) 32 and IFRS 9. The cost upon initial recognition is accounted for as transaction costs as it is directly linked to the draw down on each individual tranche of the EIB loan. EIB is entitled to elect net in cash settlement of its warrants at any time, and consequently a financial liability for the redemption amount is recognized.

The liability is measured initially at its fair value and is subsequently remeasured at the redemption amount. The redemption amount is equal to the current share price. The remeasurements are presented as finance expense or finance income.

Leases

Leases

The Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities for future remaining lease payments and right-of-use assets representing the right to use the underlying assets.

Leasehold improvements and Loan from lessor

The Company’s lease contract comprises funding for the customization of the premises to the Company’s specific needs. The payment is determined based on the actual costs incurred for the customization, a repayment period of 8 years and an interest rate of 6% per annum.

The Company has assessed whether this is a lease component, or a leasehold improvement funded by the lessor. We have considered the following factors:

1.	Which party designed the customization
2.	Which party had the right to direct changes to the work
3.	Who is taking on the economic risk of the cost price of the work

A third party has designed the project according to the Company’s instructions, and the Company had the right to direct changes to the work during the construction period. Further, the Company has the full economic risk of the work due to 1:1 linkage between construction costs and payments to the lessor. Consequently, the Company has assessed that the customization is a leasehold improvement funded by the lessor and accordingly presented a leasehold improvement and a corresponding liability for the loan from the lessor.

Right-of-use assets

The Company recognizes a right-of-use asset at the lease commencement date (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost less any accumulated depreciation and impairment losses and adjusted for certain remeasurements of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, lease payments made at or before the commencement date less any lease incentives received, initial direct costs incurred, and restoration costs.

Right-of-use assets are depreciated over the shorter of the lease term and the useful life of the right-of-use asset using the straight-line method. In addition, right-of-use assets are reduced by impairment losses, if any, and adjusted for certain remeasurements.

The Company’s right-of-use assets are presented within property and equipment, net.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of the following payments, when applicable:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable;
●	variable lease payments (linked to an index or interest rate);
●	expected payments under residual value guarantees;
●	the exercise price of purchase options, where exercise is reasonably certain;
●	lease payments in optional renewal periods, where exercise of extension options is reasonably certain;
●	and penalty payments for the termination of a lease, if the lease term reflects the exercise of the respective termination option.

The lease payments are discounted using the interest rate implicit in the lease if this rate can be readily determined. Otherwise, the Company’s incremental borrowing rate is used, being the rate that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions. Generally, the Company uses its incremental borrowing rate as the discount rate.

Lease liabilities are subsequently measured at amortized cost using the effective interest method. In addition, the carrying amount of the lease liabilities are remeasured if there is a modification, a change in the lease term, or a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments).

Intangible assets

Intangible assets

The Company recognized intangible assets for licenses. Licenses are measured at cost less cumulative amortization and impairment. Cost is measured at fair value of the consideration transferred with addition of transactions costs. If additional consideration is transferred to the seller due to meeting certain milestones, these payments are added to the cost price once the conditions for making the payments are met.

The capitalized assets are amortized over their useful lives, which are determined on the basis of the expected pattern of consumption of the expected future economic benefits embodied in the license or similar development agreement. Amortization commences only once the necessary regulatory and marketing approval has been received for the product candidates to which they relate. To date, the Company has not received any regulatory and marketing approval for any of its product candidates. Consequently, the Company did not recognize any amortization expense for its intangible assets.

Property and equipment

Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Depreciation is recognized on a straight-line basis over the estimated useful lives of the assets, as follows:

Assets	Useful life
Properties	Shorter of lease term and useful life of the asset
Leasehold improvements	11 years
Other equipment	5 – 10 years

Impairment of non-financial assets

Impairment of non-financial assets

Assets are tested for impairment annually, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at the end of each reporting period. The Company has not recognized any impairment losses to date.

Provisions

Provisions

Provisions are recognized when we have an existing legal or constructive obligation as a result of events occurring prior to or on the balance sheet date, and it is probable that the utilization of economic resources will be required to settle the obligation. Provisions are measured as the best estimate of the expense necessary to settle the obligation at the balance sheet date. Provisions that are estimated to mature after more than one year after the balance sheet date are measured at their present values, using a discount rate based on the Company’s risk adjusted incremental borrowing rate.

Financial instruments

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Financial instruments are classified at initial recognition, including on the basis of the purpose for which the instrument was acquired and managed. This classification determines the valuation of the instruments.

(i) Non-derivative financial assets

Non-derivative financial assets are recognized initially on the date they are originated. The Company derecognizes non-derivative financial assets when the contractual rights to cash flows expire or it transfers the right to receive cash flows in a transaction which transfers substantially all the risks and rewards of ownership of the asset. The Company’s financial assets are initially recognized at fair value and subsequently measured at amortized cost less accumulated impairment losses.

The Company holds the following categories of non-derivative financial assets:

Receivables

Receivables (including lease deposits, receivables and receivables from unpaid capital) represent the Company’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). They are measured at amortized cost less impairment.

Prepayments include expenditures related to future financial periods and are measured at amortized cost.

Cash and cash equivalents

Cash is comprised of cash on hand and in bank deposit accounts. Cash equivalents are instruments with original maturities of 90 days or less. The Company does not have any cash equivalents for the years ended December 31, 2022 and 2021.

(ii) Non-derivative financial liabilities

Non-derivative financial liabilities comprise other payables which are measured initially at fair value and subsequently at amortized cost.

Trade Payables

Trade payables and accruals relate to the Group’s purchase of products and services from various vendors in the normal course of business.

Other Payables

Other payables are comprised of payables to clinical research organizations, employee liabilities and other liabilities. The contract liabilities consist of CROs and vendor accruals. Employee cost liabilities are comprised of provision for holiday allowance, provision for salaries and other employee related provisions. Other liabilities consist of commitments and liabilities related to government grants received in advance.

Segment Information

Segment Information

An operating segment is a part of the Company that conducts business activities from which it can generate revenue and incur costs, and for which independent financial information is available. Identification of segments is based on internal reporting to the chief operating decision maker (“CODM”). The CODM for the Company is the Chief Executive Officer. The Company does not divide its operations into different segments and the CODM operates and manages the Company’s entire operations as one segment, which is consistent with the Company’s internal organization and reporting system. The Company does not have any revenue and there are no material non-current assets attributable to countries other than Denmark.

Shareholders' Equity

Shareholders’ Equity

The share capital comprises the nominal amount of the company’s ordinary shares, each at a nominal value of DKK 1.

Other reserves includes the share premium comprising the amount received, attributable to shareholders’ equity, in excess of the nominal amount of the shares issued at the company’s capital increases, reduced by any expenses directly attributable to the capital increases as well as translation reserves. Translation reserves include exchange rate adjustments of equity and intragroup receivables forming part of the net investments in our group enterprises.

Accumulated deficit includes the accumulated profit or loss as well as well as the reserve for share-based payment representing the corresponding entries to the share-based payment recognized in the profit or loss, arising from our warrant programs.

Loss Per Share

Loss Per Share

The calculation of basic loss per share is based on the Company’s net loss for the year attributable to shareholders of Evaxion Biotech A/S and on the weighted average number of ordinary shares outstanding during the year. The number of shares outstanding take in effect the 2 for 1 stock split and the 17 for 1 bonus share issuance on January 4, 2021. In calculating diluted loss per share, earnings and the average number of shares are adjusted for the dilutive effects of potential ordinary shares. Loss per share is not adjusted for any dilution that results in a loss per share that is lower than loss per ordinary share before dilution.